Significant accounting policies (Narrative) (Details) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) Segment shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Percentage of monthly salary contributed to insurance funds			8.33%
Severance costs			$ 4,734	$ 4,567	$ 4,549
Deferred revenues resulting from transaction and service fees	$ 11,047		11,047	11,353
Advertising costs			$ 112,796	$ 119,519	$ 108,645
Potentially dilutive options to purchase ordinary shares | shares			5,792,535	6,386,203	5,840,619
Operating lease ROU assets	6,720		$ 6,720	$ 9,077
Operating lease liabilities	7,053		7,053
Reclassification of additional paid in capital to convertible notes			78,157
Reclassification of additional paid in capital to retained earnings			$ 21,033
Impairment of long-lived assets	$ 211	$ 27,629
Vesting period			4 years
Number of Reportable Segments | Segment			1
Number of Operating Segments | Segment			1
Computers and peripheral equipment
Property and equipment, net			33.00%
Leasehold improvements
Estimated useful lives	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember		us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Minimum | Office furniture and equipment
Property and equipment, net			7.00%
Maximum | Office furniture and equipment
Property and equipment, net			15.00%
Transaction Fee
Disaggregated revenue			$ 270,266	250,846	$ 217,086
Service
Disaggregated revenue			$ 91,109	$ 86,520	$ 80,576